Segment Information Geographic Allocation of Trading Container Sales Proceeds and Gains on Sale of Owned Fleet Containers Net (Detail) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net		$ 7,976	$ 6,092	$ 19,410	$ 18,263
Percent of Total, Trading container sales proceeds		100.00%	100.00%	100.00%	100.00%
Percent of Total, Gain on sale of containers, net		100.00%	100.00%	100.00%	100.00%
Trading Containers
Segment Reporting Information [Line Items]
Revenue	[1]	$ 7,655	$ 10,669	$ 24,667	$ 37,775
North / South America
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net		$ 1,410	$ 2,887	$ 4,440	$ 5,439
Percent of Total, Trading container sales proceeds		50.70%	27.10%	37.50%	24.30%
Percent of Total, Gain on sale of containers, net		17.70%	47.40%	22.90%	29.80%
North / South America | Trading Containers
Segment Reporting Information [Line Items]
Revenue		$ 3,884	$ 2,896	$ 9,241	$ 9,162
Asia
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net		$ 5,032	$ 2,254	$ 11,322	$ 7,589
Percent of Total, Trading container sales proceeds		38.90%	59.90%	52.50%	59.20%
Percent of Total, Gain on sale of containers, net		63.10%	37.00%	58.30%	41.50%
Asia | Trading Containers
Segment Reporting Information [Line Items]
Revenue		$ 2,975	$ 6,389	$ 12,948	$ 22,376
Europe
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net		$ 1,493	$ 63	$ 3,714	$ 4,194
Percent of Total, Trading container sales proceeds		10.40%	12.80%	10.00%	16.40%
Percent of Total, Gain on sale of containers, net		18.70%	1.00%	19.10%	23.00%
Europe | Trading Containers
Segment Reporting Information [Line Items]
Revenue		$ 796	$ 1,365	$ 2,469	$ 6,184
All other international
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net		$ 41	$ 888	$ (66)	$ 1,041
Percent of Total, Trading container sales proceeds			0.20%	0.00%	0.10%
Percent of Total, Gain on sale of containers, net		0.50%	14.60%	(0.30%)	5.70%
All other international | Trading Containers
Segment Reporting Information [Line Items]
Revenue			$ 19	$ 9	$ 53

[1]	Amounts for trading containers rental revenue for the three and nine months ended September 30, 2019 have been reclassified out of the line item “trading container sales proceeds” and included within “lease rental income - owned fleet” to appropriately reflect the nature of the revenue.